Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 7,739	$ 8,166	$ 24,190	$ 24,546
Cost and Expenses:
Cost of goods sold	5,998	6,352	18,797	19,117
Selling, general and administrative expenses	736	735	2,240	2,225
Research and development expenses	254	277	809	838
Restructuring expenses	56	3	98	32
Interest expense	327	290	976	863
Other, net	109	74	307	244
Total cost and expenses	7,480	7,731	23,227	23,319
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	259	435	963	1,227
Income taxes	107	182	408	541
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	10	22	66	88
Net income (loss)	162	275	621	774
Net income (loss) attributable to noncontrolling interests	(11)	52	(6)	157
Net income attributable to CNH Industrial N.V.	173	223	627	617
CNH Industrial N.V. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	462	408	1,576	1,473
Cost and Expenses:
Cost of goods sold	401	338	1,378	1,232
Selling, general and administrative expenses	39	19	94	89
Research and development expenses	3	4	11	11
Interest expense	53	47	158	133
Interest compensation to Financial Services	3	3	10	9
Other, net	10	2	42	414
Total cost and expenses	509	413	1,693	1,888
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(47)	(5)	(117)	(415)
Income taxes	(108)	17	(102)	10
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	112	245	642	1,042
Net income (loss)	173	223	627	617
Net income attributable to CNH Industrial N.V.	173	223	627	617
Case New Holland Industrial Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	3	2	8	7
Cost and Expenses:
Selling, general and administrative expenses	1	1	1	1
Interest expense	56	66	169	205
Other, net	(3)	1	(3)	1
Total cost and expenses	54	68	167	207
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(51)	(66)	(159)	(200)
Income taxes	(21)	(26)	(53)	(77)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	284	515	701	845
Net income (loss)	254	475	595	722
Net income attributable to CNH Industrial N.V.	254	475	595	722
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	3,094	3,485	10,007	10,471
Cost and Expenses:
Cost of goods sold	2,445	2,729	7,869	8,258
Selling, general and administrative expenses	168	181	510	513
Research and development expenses	94	109	296	315
Restructuring expenses			20
Interest expense	38	32	105	103
Interest compensation to Financial Services	44	54	148	143
Other, net	40	72	92	(226)
Total cost and expenses	2,829	3,177	9,040	9,106
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	265	308	967	1,365
Income taxes	(1)	93	293	326
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	79	89	276	270
Net income (loss)	345	304	950	1,309
Net income attributable to CNH Industrial N.V.	345	304	950	1,309
All Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	5,683	6,023	17,805	18,157
Cost and Expenses:
Cost of goods sold	4,468	4,836	14,200	14,616
Selling, general and administrative expenses	528	534	1,635	1,622
Research and development expenses	157	164	502	512
Restructuring expenses	56	3	78	32
Interest expense	320	289	942	843
Other, net	62	(1)	176	55
Total cost and expenses	5,591	5,825	17,533	17,680
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	92	198	272	477
Income taxes	237	98	270	282
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(66)	16	25	518
Net income (loss)	(211)	116	27	713
Net income (loss) attributable to noncontrolling interests	(11)	52	(6)	157
Net income attributable to CNH Industrial N.V.	(200)	64	33	556
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	(1,503)	(1,752)	(5,206)	(5,562)
Cost and Expenses:
Cost of goods sold	(1,316)	(1,551)	(4,650)	(4,989)
Interest expense	(140)	(144)	(398)	(421)
Interest compensation to Financial Services	(47)	(57)	(158)	(152)
Total cost and expenses	(1,503)	(1,752)	(5,206)	(5,562)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(399)	(843)	(1,578)	(2,587)
Net income (loss)	(399)	(843)	(1,578)	(2,587)
Net income attributable to CNH Industrial N.V.	$ (399)	$ (843)	$ (1,578)	$ (2,587)